BORROWINGS - Corporate Borrowings credit facilities and medium term notes narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total borrowings		$ 21,529	$ 18,082
Corporate credit facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Extension term	2 years
Increase in borrowing capacity	$ 225